Quarterly Report
September 30, 2021
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	999	$261,838
Curtiss-Wright Corp.	3,408	430,022
Honeywell International, Inc.	8,569	1,819,027
Howmet Aerospace, Inc.	23,003	717,694
L3Harris Technologies, Inc.	3,170	698,161
Leidos Holdings, Inc.	1,456	139,965
Northrop Grumman Corp.	1,334	480,440
Parsons Corp. (a)	6,395	215,895
Raytheon Technologies Corp.	19,042	1,636,850
		$6,399,892
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,175	$668,941
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	2,839	$412,308
Skechers USA, Inc., “A” (a)	18,102	762,456
		$1,174,764
Automotive – 1.0%
Aptiv PLC (a)	6,720	$1,001,078
LKQ Corp. (a)	33,461	1,683,758
		$2,684,836
Biotechnology – 1.2%
Biogen, Inc. (a)	3,781	$1,069,985
Illumina, Inc. (a)	1,358	550,819
Vertex Pharmaceuticals, Inc. (a)	9,165	1,662,439
		$3,283,243
Broadcasting – 1.2%
Discovery Communications, Inc., “C” (a)	7,846	$190,422
Walt Disney Co. (a)	17,504	2,961,152
		$3,151,574
Brokerage & Asset Managers – 1.6%
Cboe Global Markets, Inc.	8,284	$1,026,056
Charles Schwab Corp.	15,229	1,109,281
Invesco Ltd.	49,346	1,189,732
KKR & Co., Inc.	15,015	914,113
		$4,239,182
Business Services – 3.2%
Accenture PLC, “A”	4,239	$1,356,141
Amdocs Ltd.	7,975	603,787
Clarivate PLC (a)	49,230	1,078,137
Cognizant Technology Solutions Corp., “A”	7,157	531,121
Fidelity National Information Services, Inc.	7,929	964,801
Fiserv, Inc. (a)	8,288	899,248
Global Payments, Inc.	4,766	751,026
PayPal Holdings, Inc. (a)	8,059	2,097,033
Thoughtworks Holding, Inc. (a)	7,265	208,578
		$8,489,872
Cable TV – 0.1%
Cable One, Inc.	140	$253,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.4%
Element Solutions, Inc.	37,327	$809,250
FMC Corp.	3,406	311,853
		$1,121,103
Computer Software – 10.4%
Adobe Systems, Inc. (a)	6,233	$3,588,463
Atlassian Corp. PLC, “A” (a)	5,839	2,285,501
Avalara, Inc. (a)	5,322	930,126
Cadence Design Systems, Inc. (a)	13,773	2,085,783
CCC Intelligent Holdings, Inc. (a)	55,408	582,338
Freshworks, Inc, “A” (a)	1,251	53,405
Microsoft Corp. (s)	52,455	14,788,114
Ping Identity Holding Corp. (a)	12,327	302,874
salesforce.com, inc. (a)	11,663	3,163,239
		$27,779,843
Computer Software - Systems – 8.5%
Apple, Inc. (s)	105,354	$14,907,591
NICE Systems Ltd., ADR (a)	3,899	1,107,472
Rapid7, Inc. (a)	7,302	825,272
ServiceNow, Inc. (a)	3,117	1,939,615
Square, Inc., “A” (a)	4,327	1,037,788
TransUnion	14,696	1,650,508
Zebra Technologies Corp., “A” (a)	1,983	1,022,078
		$22,490,324
Construction – 1.5%
AvalonBay Communities, Inc., REIT	4,018	$890,550
AZEK Co., Inc. (a)	17,172	627,293
Masco Corp.	15,037	835,305
Otis Worldwide Corp.	7,367	606,157
Sherwin-Williams Co.	1,389	388,545
Vulcan Materials Co.	3,984	673,933
		$4,021,783
Consumer Products – 1.3%
Colgate-Palmolive Co.	13,442	$1,015,946
International Flavors & Fragrances, Inc.	3,095	413,863
Kimberly-Clark Corp.	6,340	839,670
Procter & Gamble Co.	8,092	1,131,262
		$3,400,741
Consumer Services – 0.5%
Bright Horizons Family Solutions, Inc. (a)	3,553	$495,359
Grand Canyon Education, Inc. (a)	8,592	755,753
		$1,251,112
Containers – 0.3%
Ball Corp.	8,553	$769,513
Electrical Equipment – 1.3%
AMETEK, Inc.	3,314	$410,969
Amphenol Corp., “A”	3,667	268,534
Fortive Corp.	5,605	395,545
Johnson Controls International PLC	15,643	1,064,976
Sensata Technologies Holding PLC (a)	19,738	1,080,063
TE Connectivity Ltd.	2,589	355,263
		$3,575,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.5%
Advanced Micro Devices (a)	14,988	$1,542,265
Applied Materials, Inc.	13,428	1,728,586
Broadcom, Inc.	4,307	2,088,593
Intel Corp.	24,802	1,321,451
Lam Research Corp.	2,157	1,227,657
Monolithic Power Systems, Inc.	1,480	717,326
NXP Semiconductors N.V.	6,217	1,217,724
Oxford Nanopore Technologies PLC (a)(w)	16,484	136,062
Silicon Laboratories, Inc. (a)	1,430	200,429
Texas Instruments, Inc.	9,218	1,771,792
		$11,951,885
Energy - Independent – 1.0%
ConocoPhillips	14,596	$989,171
Diamondback Energy, Inc.	5,682	537,915
Pioneer Natural Resources Co.	3,131	521,343
Valero Energy Corp.	6,855	483,757
		$2,532,186
Energy - Integrated – 0.9%
Chevron Corp.	23,480	$2,382,046
Engineering - Construction – 0.3%
APi Group, Inc. (a)	25,648	$521,937
Comfort Systems USA, Inc.	2,511	179,084
		$701,021
Food & Beverages – 2.2%
Archer Daniels Midland Co.	11,687	$701,337
Coca-Cola Co.	7,097	372,380
Coca-Cola Europacific Partners PLC	6,746	372,986
Hostess Brands, Inc. (a)	22,808	396,175
J.M. Smucker Co.	2,916	350,007
Mondelez International, Inc.	25,038	1,456,711
Oatly Group AB, ADR (a)(l)	11,567	174,893
PepsiCo, Inc.	13,225	1,989,172
		$5,813,661
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	18,706	$2,607,242
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	29,039	$1,036,112
Gaming & Lodging – 0.9%
International Game Technology PLC (a)	19,712	$518,820
Marriott International, Inc., “A” (a)	5,733	849,000
Penn National Gaming, Inc. (a)	3,467	251,219
Wyndham Hotels & Resorts, Inc.	9,099	702,351
		$2,321,390
General Merchandise – 0.8%
Dollar General Corp.	10,566	$2,241,471
Health Maintenance Organizations – 1.3%
Cigna Corp.	12,128	$2,427,540
Humana, Inc.	2,873	1,118,028
		$3,545,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.5%
Aon PLC	11,029	$3,151,757
Arthur J. Gallagher & Co.	9,387	1,395,378
Assurant, Inc.	4,902	773,291
Chubb Ltd.	8,110	1,406,923
Everest Re Group Ltd.	1,557	390,464
Hartford Financial Services Group, Inc.	13,117	921,469
MetLife, Inc.	10,816	667,672
Reinsurance Group of America, Inc.	3,259	362,596
SiriusPoint Ltd. (a)	27,734	256,817
		$9,326,367
Internet – 5.9%
Alphabet, Inc., “A” (a)	3,985	$10,653,977
Facebook, Inc., “A” (a)	14,997	5,089,832
		$15,743,809
Leisure & Toys – 0.8%
Electronic Arts, Inc.	11,523	$1,639,147
Roblox Corp., “A” (a)	5,697	430,408
		$2,069,555
Machinery & Tools – 2.3%
Caterpillar, Inc.	3,032	$582,053
Eaton Corp. PLC	8,345	1,245,992
IDEX Corp.	1,675	346,641
Ingersoll Rand, Inc. (a)	19,629	989,498
PACCAR, Inc.	9,463	746,820
Regal Beloit Corp.	4,423	664,954
Roper Technologies, Inc.	2,819	1,257,640
Trane Technologies PLC	1,130	195,095
		$6,028,693
Major Banks – 4.0%
JPMorgan Chase & Co.	29,495	$4,828,037
Morgan Stanley	25,893	2,519,648
PNC Financial Services Group, Inc.	13,796	2,699,049
Wells Fargo & Co.	15,017	696,939
		$10,743,673
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	12,119	$3,175,421
IDEXX Laboratories, Inc. (a)	287	178,485
McKesson Corp.	8,042	1,603,414
		$4,957,320
Medical Equipment – 5.3%
Align Technology, Inc. (a)	1,044	$694,709
Becton, Dickinson and Co.	8,232	2,023,590
Boston Scientific Corp. (a)	39,824	1,727,963
Envista Holdings Corp. (a)	10,998	459,826
Maravai Lifesciences Holdings, Inc., “A” (a)	32,135	1,577,186
Medtronic PLC	19,137	2,398,823
PerkinElmer, Inc.	5,536	959,334
Quidel Corp. (a)	5,613	792,275
STERIS PLC	7,731	1,579,289
Thermo Fisher Scientific, Inc.	3,146	1,797,404
		$14,010,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	3,749	$366,165
DT Midstream, Inc.	1,338	61,869
Enterprise Products Partners LP	19,493	421,828
		$849,862
Network & Telecom – 0.5%
Equinix, Inc., REIT	1,775	$1,402,481
Oil Services – 0.4%
Cactus, Inc., “A”	10,157	$383,122
ChampionX Corp. (a)	24,671	551,644
		$934,766
Other Banks & Diversified Financials – 4.1%
Bank OZK	17,739	$762,422
Moody's Corp.	2,884	1,024,137
Northern Trust Corp.	6,212	669,716
SVB Financial Group (a)	703	454,756
Truist Financial Corp.	42,001	2,463,359
U.S. Bancorp	18,177	1,080,441
United Community Bank, Inc.	6,684	219,369
Visa, Inc., “A”	19,536	4,351,644
		$11,025,844
Pharmaceuticals – 4.6%
Eli Lilly & Co.	9,985	$2,307,034
Johnson & Johnson	22,832	3,687,368
Merck & Co., Inc.	42,050	3,158,376
Organon & Co.	20,777	681,278
Zoetis, Inc.	12,982	2,520,325
		$12,354,381
Pollution Control – 0.3%
GFL Environmental, Inc.	19,487	$723,942
Printing & Publishing – 0.1%
Warner Music Group Corp.	6,605	$282,298
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	33,408	$2,173,859
Kansas City Southern Co.	3,280	887,699
		$3,061,558
Real Estate – 1.2%
Broadstone Net Lease, Inc.	24,492	$607,647
Empire State Realty Trust, REIT, “A”	45,979	461,169
Extra Space Storage, Inc., REIT	4,884	820,463
Innovative Industrial Properties, Inc., REIT	1,682	388,828
STORE Capital Corp., REIT	21,883	700,912
Sun Communities, Inc., REIT	1,819	336,697
		$3,315,716
Restaurants – 1.1%
Starbucks Corp.	16,552	$1,825,851
Wendy's Co.	44,769	970,592
		$2,796,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	2,492	$638,226
Ashland Global Holdings, Inc.	7,172	639,169
Avient Corp.	11,698	542,202
Axalta Coating Systems Ltd. (a)	20,781	606,597
Diversey Holdings Ltd. (a)	33,913	543,965
DuPont de Nemours, Inc.	10,610	721,374
		$3,691,533
Specialty Stores – 6.0%
Amazon.com, Inc. (a)(s)	3,105	$10,200,049
Burlington Stores, Inc. (a)	1,966	557,499
Farfetch Ltd., “A” (a)	17,907	671,154
Home Depot, Inc.	10,629	3,489,075
Ross Stores, Inc.	5,103	555,462
Zumiez, Inc. (a)	10,937	434,855
		$15,908,094
Telecommunications - Wireless – 2.7%
Liberty Broadband Corp. (a)	15,540	$2,683,758
SBA Communications Corp., REIT	5,199	1,718,634
T-Mobile USA, Inc. (a)	22,686	2,898,363
		$7,300,755
Tobacco – 0.4%
Philip Morris International, Inc.	12,162	$1,152,836
Trucking – 0.2%
J.B. Hunt Transport Services, Inc.	2,396	$400,659
Utilities - Electric Power – 2.5%
American Electric Power Co., Inc.	5,859	$475,634
CenterPoint Energy, Inc.	30,042	739,033
DTE Energy Co.	2,677	299,048
Duke Energy Corp.	4,424	431,738
Evergy, Inc.	7,449	463,328
Exelon Corp.	15,578	753,041
NextEra Energy, Inc.	21,089	1,655,908
PG&E Corp. (a)	65,207	625,987
Pinnacle West Capital Corp.	3,736	270,337
Southern Co.	8,064	499,726
Xcel Energy, Inc.	8,282	517,625
		$6,731,405
Total Common Stocks		$264,700,882
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	2,657,189	$2,657,189
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	89,637	$89,637
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(36,581)	$(914,159)

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(2,286)	$(396,210)
Total Securities Sold Short		$(1,310,369)

Other Assets, Less Liabilities – (0.1)%		(237,815)
Net Assets – 100.0%		$265,899,524
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,657,189 and $264,790,519, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, the fund had cash collateral of $17,463 and other liquid securities with an aggregate value of $3,049,107 to cover any collateral or margin obligations for securities sold short
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$264,700,882	$—	$—	$264,700,882
Mutual Funds	2,746,826	—	—	2,746,826
Total	$267,447,708	$—	$—	$267,447,708
Securities Sold Short	$(1,310,369)	$—	$—	$(1,310,369)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,489,118	$41,060,966	$39,892,895	$—	$—	$2,657,189
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$907	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.